Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated other Comprehensive Income	Equity attributable to Jiuzi	Non- Controlling interest	Total
Balance at at Oct. 31, 2021	$ 179	$ 13,171,915	$ 891,439	$ 7,459,539	$ 541,615	$ 22,064,687	$ 264,685	$ 22,329,372
Balance at (in Shares) at Oct. 31, 2021	91,568
Contribution in capital							(115,742)	(115,742)
Shares Issued for services/compensation/expenses	$ 2	59,998				60,000		60,000
Shares Issued for services/compensation/expenses (in Shares)	855
Shares Issued for Liability Converted	$ 24	2,236,660				2,236,684		2,236,684
Shares Issued for Liability Converted (in Shares)	12,472
Net loss				(4,536,555)		(4,536,555)		(4,536,555)
Disposition of discontinued operation				(12,265,095)		(12,265,095)	(30,451)	(12,295,546)
Foreign currency translation adjustment					(1,615,914)	(1,615,914)	18,921	(1,596,993)
Balance at at Oct. 31, 2022	$ 205	15,468,573	891,439	(9,342,111)	(1,074,299)	5,943,807	137,413	6,081,220
Balance at (in Shares) at Oct. 31, 2022	104,895
Shares Issued for services/compensation/expenses	$ 90	1,720,710				1,720,800		1,720,800
Shares Issued for services/compensation/expenses (in Shares)	46,073
Shares Issued for cash or subscription receivables	$ 289	3,568,310				3,568,599		3,568,599
Shares Issued for cash or subscription receivables (in Shares)	148,096
Shares Issued for Liability Converted	$ 26	2,717,300				2,717,326		2,717,326
Shares Issued for Liability Converted (in Shares)	13,675
Net loss				(4,773,198)		(4,773,198)		(4,773,198)
Disposition of discontinued operation				(4,544,824)		(4,544,824)	(70,526)	(4,615,350)
Foreign currency translation adjustment					(402,726)	(402,726)	2,645	(400,081)
Balance at at Oct. 31, 2023	$ 610	23,474,893	891,439	(18,660,133)	(1,477,025)	4,229,784	69,532	$ 4,299,316
Balance at (in Shares) at Oct. 31, 2023	312,739							312,739
Shares Issued for services/compensation/expenses	$ 2,640	12,352,560				12,355,200		$ 12,355,200
Shares Issued for services/compensation/expenses (in Shares)	1,353,846
Shares Issued for cash or subscription receivables	$ 18,222	50,341,776				50,359,998		50,359,998
Shares Issued for cash or subscription receivables (in Shares)	9,344,804
Net loss				(55,774,506)		(55,774,506)		(55,774,506)
Disposition of discontinued operation				(3,358,417)		(3,358,417)		(3,358,417)
Disposition of NCI							(69,532)	(69,532)
Foreign currency translation adjustment					605,499	605,499		605,499
Balance at at Oct. 31, 2024	$ 21,472	$ 86,169,229	$ 891,439	$ (77,793,056)	$ (871,526)	$ 8,417,558		$ 8,417,558
Balance at (in Shares) at Oct. 31, 2024	11,011,389							11,011,389